Expense Example {- Contrafund® Portfolio} - 02.28 VIP Contrafund Portfolio Initial, Service, Service 2 PRO-12 - Contrafund® Portfolio	Apr. 30, 2021 USD ($)
VIP Contrafund Portfolio-Initial VIP
Expense Example:
1 year	$ 62
3 years	195
5 years	340
10 years	762
VIP Contrafund Portfolio-Service VIP
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	883
VIP Contrafund Portfolio-Service 2 VIP
Expense Example:
1 year	88
3 years	274
5 years	477
10 years	$ 1,061